Subsequent Events - Securitizations (Details) (10-K) - USD ($) $ in Millions	May 17, 2016	Feb. 16, 2016	Feb. 10, 2016	Jan. 21, 2016	Dec. 15, 2015	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Sep. 27, 2013
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Line of Credit Facility [Line Items]
Debt redemption price		$ 371
Amount excluded from the redemption price		30
Amount of notes sold under private securitization		400
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility										$ 350,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility								$ 400,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 A [Member]
Line of Credit Facility [Line Items]
Debt redemption price					$ 189
Amount excluded from the redemption price					37
Amount of notes sold under private securitization					$ 225
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility						$ 250,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility							$ 250,000,000
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility									$ 350
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf FundingTrust 2013 B [Member]
Line of Credit Facility [Line Items]
Debt redemption price		371
Amount excluded from the redemption price		30
Amount of notes sold under private securitization		$ 400
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility				$ 850,000,000
Asset-backed Securities [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility				$ 100,000,000
OMFIT 2016-1 Securitization [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility	$ 45		$ 500
Debt, Weighted Average Interest Rate	6.00%
OMFIT 2016-1 Securitization [Member] | Subsequent Event [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility			$ 500,000,000
Debt, Weighted Average Interest Rate			3.79%
OMFIT 2016-1 Class C & D Securitization [Member] | OMFIT 2016-1 Securitization [Member] | Subsequent Event [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility			$ 86
OMFIT 2016-1 Class A & B Securitization [Member] | OMFIT 2016-1 Securitization [Member] | Subsequent Event [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Maximum amount of notes that may be issued under private securitization facility			$ 414